Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RJO GLOBAL TRUST
Entity Central Index Key	0001027099
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 0

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 2,670,744	$ 22,388,362
Unrealized gain on open contracts	363,947	1,357,343
Purchased options on futures contracts (premiums paid - $33,376 and $245,722, respectively)	22,525	120,263
Total due from broker	3,057,216	23,865,968
Cash and cash equivalents on deposit with affiliate	9,596,823	18,737,332
Cash on deposit with bank	648	16,248
Fixed income securities (cost $21,993,704 and $11,544,636, respectively), held by affiliate	21,870,890	11,540,784
Interest receivable	123,363	36,141
Cash on deposit with bank - Non-Trading	1,647,219	5,133,598
Prepaid expenses - Non-Trading	95,825	81,602
Total Assets	36,391,984	59,411,673
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received - $14,375)	1,006
Accrued commissions	111,034	151,916
Accrued management fees	48,884	76,511
Accrued incentive fees		278,042
Accrued offering expenses		16,588
Accrued operating expenses	217,118	201,344
Redemptions payable-Trading	493,332	1,549,974
Accrued legal fees- Non-Trading	500
Accrued management fees to U.S. Bank-Non-Trading	31,715	17,492
Distribution payable - Non-Trading	536,188	1,083,908
Total liabilities	1,439,777	3,375,775
Unitholders' capital:
Total unitholders' capital	34,952,207	56,035,898
Total Liabilities and Unitholders' Capital	36,391,984	59,411,673
Trading
Unitholders' capital:
Total unitholders' capital	33,777,543	51,921,871
Trading | Class A
Net asset value per unit:
Net asset value per unit	$ 91.32	$ 100.64
Trading | Class B
Net asset value per unit:
Net asset value per unit	$ 96.98	$ 104.75
Trading | Beneficial owners | Class A
Unitholders' capital:
Total unitholders' capital	32,497,392	49,340,822
Trading | Beneficial owners | Class B
Unitholders' capital:
Total unitholders' capital	1,231,294	1,405,692
Trading | Managing owner | Class A
Unitholders' capital:
Total unitholders' capital	48,857	1,175,357
LLC equity/Non-Trading
Unitholders' capital:
Total unitholders' capital	1,174,664	4,114,027
Net asset value per unit:
Net asset value per unit	$ 0.52	$ 1.81
LLC equity/Non-Trading | Participating owners
Unitholders' capital:
Total unitholders' capital	158,535	737,509
LLC equity/Non-Trading | Nonparticipating owners
Unitholders' capital:
Total unitholders' capital	$ 1,016,129	$ 3,376,518

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased options on futures contracts, premiums paid	33,376	245,722
Fixed income securities, cost	21,993,704	11,544,636
Options written on futures contracts, premiums	14,375
Trading
Unitholders' capital, units outstanding	369,090	515,377	572,477	670,426
LLC equity/Non-Trading
Unitholders' capital, units outstanding		2,273,288	2,273,288	2,273,288
LLC equity/Non-Trading | Participating owners
Unitholders' capital, units outstanding	306,807	407,463	512,964	611,108
LLC equity/Non-Trading | Nonparticipating owners
Unitholders' capital, units outstanding	1,966,481	1,865,825	1,760,324	1,662,180
Class A | Trading | Beneficial owners
Unitholders' capital, units outstanding	355,858	490,278	551,440	658,747
Class A | Trading | Managing owner
Unitholders' capital, units outstanding	535	11,679	11,679	11,679
Class B | Trading | Beneficial owners
Unitholders' capital, units outstanding	12,697	13,420	9,358

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading gain (loss):
Realized gain (loss) on closed positions	$ 353,195	$ 3,040,780	$ (4,475,589)
Change in unrealized gain (loss) on open positions	(865,419)	464,878	(340,613)
Foreign currency transaction gain (loss)	167,482	(39,241)	46,164
Total Trading gain (loss)	(344,742)	3,466,417	(4,770,038)
Net investment income (loss):
Interest income	292,141	69,977	49,056
Realized gain (loss) on fixed income securities	(98,217)
Change in unrealized gain (loss) on fixed income securities	(106,156)	(3,852)
Total net investment gain (loss)	87,768	66,125	49,056
Expenses:
Advisory fees	62,625	13,087
Management fees	705,342	930,774	1,192,210
Incentive fees	155,519	278,042	54,149
Ongoing offering expenses	114,267	135,000	248,000
Operating expenses	848,733	936,000	1,312,679
Total expenses	3,930,760	4,633,463	5,511,523
Trading income (loss)	(4,187,734)	(1,100,921)	(10,232,505)
Non-Trading income (loss):
Interest on Non-Trading reserve	2,927	8,774	6,830
Collections in excess of impaired value	1,672,496	16,870,555	3,850,660
Legal and administrative fees	(130,495)	(1,005,791)	(2,188,384)
Management fees paid to US Bank	(233,247)	(323,834)	(366,120)
Non-Trading income (loss)	1,311,681	15,549,704	1,302,986
Net income (loss)	(2,876,053)	14,448,783	(8,929,519)
Class A
Expenses:
Commissions	2,004,324	2,322,754	2,689,716
Class B
Expenses:
Commissions	$ 39,950	$ 17,806	$ 14,769

Consolidated Statement of Changes in Unitholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning Balances	$ 56,035,898
Net income (loss)	(2,876,053)	14,448,783	(8,929,519)
Ending Balances	34,952,207	56,035,898
Trading
Beginning Balances (in units)	515,377	572,477	670,426
Unitholders' contributions (in units)	12,208	61,208	15,553
Transfers from Class A to Class B (in units)		(16)	(17)
Unitholders' redemptions (in units)	(158,495)	(118,292)	(113,485)
Ending Balances (in units)	369,090	515,377	572,477
Beginning Balances	51,921,871	58,893,944	80,039,618
Net income (loss)	(4,187,734)	(1,100,921)	(10,232,505)
Unitholders' contributions	1,163,489	5,996,111	1,672,869
Unitholders' redemptions	(15,120,083)	(11,867,263)	(12,586,038)
Ending Balances	33,777,543	51,921,871	58,893,944
Trading | Class A
Net Asset Value Per Unit-Beginning Balance	$ 100.64
Net change per unit	$ (9.32)
Net Asset Value Per Unit-Ending Balance	$ 91.32
Trading | Class B
Net Asset Value Per Unit-Beginning Balance	$ 104.75
Net change per unit	$ (7.77)
Net Asset Value Per Unit-Ending Balance	$ 96.98
Trading | Beneficial owners | Class A
Beginning Balances (in units)	490,278	551,440	658,747
Unitholders' contributions (in units)	10,039	54,776	15,140
Transfers from Class A to Class B (in units)		(649)	(9,952)
Unitholders' redemptions (in units)	(144,459)	(115,289)	(112,495)
Ending Balances (in units)	355,858	490,278	551,440
Beginning Balances	49,340,822	56,711,089	78,645,263
Net income (loss)	(3,983,977)	(1,087,408)	(9,914,709)
Unitholders' contributions	943,530	5,337,442	1,627,869
Transfers from Class A to Class B		(65,443)	(1,172,473)
Unitholders' redemptions	(13,802,983)	(11,554,858)	(12,474,861)
Ending Balances	32,497,392	49,340,822	56,711,089
Trading | Beneficial owners | Class B
Beginning Balances (in units)	13,420	9,358
Unitholders' contributions (in units)	2,169	6,432	413
Transfers from Class A to Class B (in units)		633	9,935
Unitholders' redemptions (in units)	(2,892)	(3,003)	(990)
Ending Balances (in units)	12,697	13,420	9,358
Beginning Balances	1,405,692	981,765
Net income (loss)	(104,084)	12,220	(124,531)
Unitholders' contributions	219,959	658,669	45,000
Transfers from Class A to Class B		65,443	1,172,473
Unitholders' redemptions	(290,273)	(312,405)	(111,177)
Ending Balances	1,231,294	1,405,692	981,765
Trading | Managing owner | Class A
Beginning Balances (in units)	11,679	11,679	11,679
Unitholders' redemptions (in units)	(11,144)
Ending Balances (in units)	535	11,679	11,679
Beginning Balances	1,175,357	1,201,090	1,394,355
Net income (loss)	(99,673)	(25,733)	(193,265)
Unitholders' redemptions	(1,026,827)
Ending Balances	48,857	1,175,357	1,201,090
LLC equity/Non-Trading
Beginning Balances (in units)	2,273,288	2,273,288	2,273,288
Ending Balances (in units)		2,273,288	2,273,288
Beginning Balances	4,114,027	8,569,241	7,266,255
Net income (loss)	1,311,681	15,549,704	1,302,986
Unitholders' distribution	(4,251,044)	(20,004,918)
Ending Balances	1,174,664	4,114,027	8,569,241
Net Asset Value Per Unit-Beginning Balance	$ 1.81
Net change per unit	$ (1.29)
Net Asset Value Per Unit-Ending Balance	$ 0.52	$ 1.81
LLC equity/Non-Trading | Participating owners
Beginning Balances (in units)	407,463	512,964	611,108
Unitholders' redemptions (in units)	(100,656)	(105,501)	(98,144)
Ending Balances (in units)	306,807	407,463	512,964
Beginning Balances	737,509	1,933,873	1,953,345
Net income (loss)	148,123	3,236,859	325,015
Unitholders' redemptions	(165,608)	(504,417)	(344,487)
Unitholders' distribution	(561,489)	(3,928,806)
Ending Balances	158,535	737,509	1,933,873
LLC equity/Non-Trading | Nonparticipating owners
Beginning Balances (in units)	1,865,825	1,760,324	1,662,180
Unitholders' redemptions (in units)	100,656	105,501	98,144
Ending Balances (in units)	1,966,481	1,865,825	1,760,324
Beginning Balances	3,376,518	6,635,368	5,312,910
Net income (loss)	1,163,558	12,312,845	977,971
Unitholders' redemptions	165,608	504,417	344,487
Unitholders' distribution	(3,689,555)	(16,076,112)
Ending Balances	$ 1,016,129	$ 3,376,518	$ 6,635,368

Condensed Consolidated Schedule of Investments	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Schedule of Investments

RJO GLOBAL TRUST AND SUBSIDIARY

Condensed Consolidated Schedule of Investments

	December 31, 2011		December 31, 2010
	Percentage of		Percentage of
	Net Assets	Fair value	Net Assets	Fair value
Long Positions
Fixed Income Securities
Certificate of Deposit
Chile
Financials (cost $1,500,037)	-	$-	2.68%	$1,500,480

Commercial Paper
South Korea
Financials (cost $1,499,660)	-	-	2.68%	1,499,820
United States
Insurance (cost $1,499,561)	-	-	2.68%	1,499,580
United States
Energy (cost $1,242,569)	3.56%	1,242,938	-	-
Financial (cost $1,896,629)	5.44%	1,899,873	-	-
Total Commercial Paper	9.00%	3,142,811	5.35%	2,999,400

Corporate Bonds
United States
Financials (cost $6,682,059 and $1,345,903, respectively)	19.22%	6,717,547	2.40%	1,344,503
Great Britain
Energy (cost $1,527,135)	4.31%	1,506,885	-	-
Total Corporate Bonds	23.53%	8,224,432	2.40%	1,344,503

Government Agencies
United States
US Government Agency (cost $10,499,879 and $3,393,729, respectively)	30.04%	10,498,215	6.05%	3,390,654

Short-Term Investment Funds
United States
Short-Term Investment Funds (cost $5,432 and $2,305,746, respectively)	0.02%	5,432	4.11%	2,305,747

Total Fixed Income Securities (cost $21,993,704 and $11,544,636, respectively)		$21,870,890		$11,540,784

Long Positions
Futures Positions
Agriculture	0.01%	$3,573	1.64%	$920,055
Currency	0.03%	9,244	0.45%	251,310
Energy	-0.34%	(119,410)	0.12%	65,691
Indices	0.05%	17,851	0.03%	19,608
Interest rates	0.40%	139,768	0.21%	117,158
Metals	-0.23%	(80,138)	1.41%	789,173

Forward Positions
Currency	-0.99%	(344,428)	-0.86%	(483,988)

Total long positions on open contracts		$(373,540)		$1,679,007

Short Positions
Futures Positions
Agriculture	0.02%	$6,835	-0.58%	$(323,637)
Currency	-0.02%	(5,365)	-0.04%	(23,476)
Energy	0.64%	225,038	-0.08%	(45,099)
Indices	-0.13%	(47,027)	0.10%	57,841
Interest rates	-0.03%	(10,045)	-0.02%	(13,742)
Metals	0.21%	72,320	-1.16%	(651,198)

Forward Positions
Currency	1.42%	495,731	1.21%	677,647

Total short positions on open contracts		$737,487		$(321,664)

Total unrealized gain on open contracts		$363,947		$1,357,343

Long put options on future contracts
Indices (premiums paid - $245,722)	-	$-	0.21%	$120,263
Currency (premiums paid - $33,376)	0.06%	22,525	-	-
Total long put options on futures contracts		$22,525		$120,263

Short put options on future contracts
Currency (premiums received - $14,375)	0.00%	$(1,006)	-	$-

General Information and Summary	12 Months Ended
Dec. 31, 2011
General Information and Summary
(1)	General Information and Summary

RJO Global Trust (the “Trust”), a Delaware statutory trust organized on November 12, 1996, was formed to engage in the speculative trading of futures contracts on currencies, interest rates, energy and agricultural products, metals, commodity indices and stock indices, spot and forward contracts on currencies and precious metals, and exchanges for physicals pursuant to the trading instructions of independent trading advisors. Since December 1, 2006, R.J. O’Brien Fund Management, LLC (“RJOFM” or the “Managing Owner”) has been the Managing Owner of the Trust. R.J. O’Brien & Associates, LLC (“RJO”), an affiliate of RJOFM, is the clearing broker and the broker for forward contracts for the Trust. R.J. O’Brien Securities, LLC (“Selling Agent”) is the lead selling agent of the units of beneficial interest of the Trust (the “units”).

The Trust is a multi-advisor commodity pool where trading decisions for the Trust are delegated to eight independent commodity trading advisors (each an “Advisor” and collectively the “Advisors”) as of December 31, 2011, pursuant to advisory agreements executed between the Trust and each Advisor (each an “Advisory Agreement” and collectively the “Advisory Agreements”).

Units of beneficial ownership of the Trust commenced selling on April 3, 1997.  Effective July 1, 2011, the Managing Owner determined to discontinue the public offering of the units and begin offering the units on a private placement basis only.  The Trust filed a Post-Effective Amendment to its Registration Statement on Form S-1 with the Securities and Exchange Commission (the “SEC”) on July 5, 2011 to deregister the remaining units that were unsold under the public offering.  The Post-Effective Amendment was declared effective by the SEC on July 8, 2011.

The Trust currently offers two classes of units on a private basis: Class A units and Class B units.  Class A units are subject to a selling commission.  Class B units are not charged a selling commission, and will only be offered to certain qualified investors participating in a program through certain financial advisors.  Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to selling commissions.  See Note (8) for further detail regarding commissions.

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) beneficial owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the net asset value to less than $2,500,000; (8) a decline in the net asset value per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

Prior to December 1, 2006, the managing owner of the Trust was Refco Commodity Management, Inc. (“RCMI”). An affiliate of RCMI, Refco Capital Markets, Ltd. (“RCM”) had held certain assets of the Trust, acting as the Trust’s broker of forward contracts during 2005. During that year, RCM experienced financial difficulties resulting in RCM’s inability to liquidate the assets. RCM filed for bankruptcy protection in October, 2005. As a result, the Trust held a bankruptcy claim against RCM.

Effective January 1, 2007, JWH Special Circumstance LLC (the “LLC”), a Delaware limited liability company, was established to pursue the claims against RCM. Any assets or liabilities held by the LLC are designated as “Non-Trading.” Any revenue earned or expenses incurred by the LLC are also designated as “Non-Trading.” The Trust is the sole member of the LLC and holds that membership for the benefit of the unitholders who were investors in the Trust at the time of the bankruptcy of RCM. U.S. Bank National Association (“US Bank”) is the manager of the LLC. US Bank may make distributions to the unitholders, as defined above, upon collection, sale, settlement or other disposition of the bankruptcy claim and after payment of all fees and expenses pro rata to the unitholders, as follows:

(a)	Any unitholder who had redeemed their entire interest in the Trust prior to distribution shall receive cash.

(b)	Any unitholder who had continued to own units in the Trust shall receive additional units in the Trust at the then net asset value of the Trust.

The unitholders have no right to request redemptions from the LLC.

The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000; (2) an annual fee of $25,000; (3) a distribution fee of $25,000 per distribution; (4) out-of-pocket expenses; and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).

See Note (6) for further detail regarding collection and distribution activity related to the assets held at RCM.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

The accounting and reporting policies of the Trust conform to accounting principles generally accepted in the United States of America and to practices in the commodities industry. The following is a description of the more significant of those policies that the Trust follows in preparing its consolidated financial statements.

(a)	Basis of presentation

The accompanying consolidated financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America.

Reclassifications have been made to the Trust’s December 31, 2009 information to conform to the current presentation.

(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Trust and its wholly-owned subsidiary, JWH Special Circumstances, LLC. All material intercompany transactions have been eliminated upon consolidation.

(c)	Revenue Recognition

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and measured at fair value daily. Unrealized gains on open contracts reflected in the consolidated statements of financial condition represent the difference between original contract amount and fair value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the year or as of the last date of the consolidated financial statements. As the broker has the right of offset, the Trust presents unrealized gains and losses on open futures contracts (the difference between contract trade price and quoted market price) as a net amount in the consolidated statements of financial condition. Any change in net unrealized gain or loss on futures and forward contracts from the preceding period is reported in the consolidated statements of operations. Gains or losses are realized when contracts are liquidated.

The Trust may write (sell) and purchase exchange listed options on commodities or financial instruments. An option is a contract allowing, but not requiring, its holder to buy (call) or sell (put) a specific or standard commodity or financial instrument at a specified price during a specified time period. The option premium is the total price paid or received for the option contract. When the Trust writes an option, the premium received is recorded as a liability in the statement of financial condition and measured at fair value daily. When the Trust purchases an option, the premium paid is recorded as an asset in the consolidated statements of financial condition and measured at fair value daily. Realized gains (losses) and changes in unrealized gains (losses) on options contracts are included in the consolidated statements of operations. When a written option expires or the Trust enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of realized gain (loss) on closed positions. When a purchased option is exercised, the proceeds on the sale of an underlying instrument (for a purchased put option), or the purchase cost of an underlying instrument (for a purchased call option) is adjusted by the amount of the premium paid.

At December 31, 2011, the Trust earns interest on 100% of the Trust’s average daily balances on deposit with RJO during each month at 100% of the average four-week Treasury bill rate for that month in respect of deposits denominated in dollars. For deposits denominated in other currencies, the Trust earns interest at a rate of one-month LIBOR less 100 basis points. To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited. The Trust also earns interest on cash and cash equivalents held at Wells Fargo Bank N.A. and managed by RJO Investment Management, LLC (“RJOIM”), an affiliate of the Managing Owner.

Fixed income securities are recorded at fair value, with changes in fair value recorded in the statement of operations as unrealized gain (loss) on fixed income securities. Realized gains (losses) from liquidation of fixed income securities are determined on the specific identification basis. Premiums and discounts on securities purchased are amortized over the lives of the respective instruments. Interest income is recognized on the accrual basis.

(d)	Ongoing Offering Costs

Ongoing offering costs, subject to a ceiling of 0.50% of the Trust’s average month-end net assets, are paid by the Trust and expensed as incurred.

(e)	Foreign Currency Transactions

Trading accounts in foreign currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuation in currency rates. Foreign currencies are translated into U.S. dollars for closed positions at an average exchange rate for the year, while year-end balances are translated at the year-end currency rates. The impact of the translation is reflected in the consolidated statements of operations.

(f)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Valuation of Assets Held at Refco Capital Markets, Ltd.

The Trust recorded an impairment charge against its assets held at RCM at December 31, 2005, based on management’s estimate of fair value at that time.  Subsequent recoveries from RCM were credited against the then book value of the claim.  On June 28, 2007, the Trust’s cumulative recoveries from RCM exceeded the book value of the impaired assets held at RCM, which resulted in no remaining book value for those assets.  All recoveries in excess of the book value of the impaired assets have been recorded as “Collections in excess of impaired value” on the Trust’s consolidated statements of operations.   Any future administrative and/or legal expenses associated with liquidation of the assets held at RCM have not been reflected as such future expenses are not capable of being estimated. See Note (6) for further details.

Fees	12 Months Ended
Dec. 31, 2011
Fees
(3)	Fees

Management fees are accrued and paid monthly. Incentive fees are accrued monthly and paid quarterly. Trading decisions for the period of these financial statements were made by the Advisors.

Pursuant to the Trust’s agreements with the Advisors, each Advisor receives a monthly management fee at the rate of up to 0.167% (a 2% annual rate) of the Trust’s month-end net assets calculated after deduction of brokerage fees, but before reduction for any incentive fee or other costs and before inclusion of new unitholder subscriptions and redemptions for the month. These management fees are not paid on the LLC net assets.

The Trust also pays the Advisors a quarterly incentive fee of up to 20% of the “New Trading Profit,” if any, of the Trust. The incentive fee is based on the performance of each Advisor’s portion of the assets allocated to them. New Trading Profit in any quarter is equal to the “Trading Profit” for such quarter that is in excess of the highest level of such cumulative trading profit as of any previous calendar quarter-end. Trading Profit is calculated by including realized and unrealized profits and losses, excluding interest income, and deducting the management fee and brokerage fee.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
(4)	Income Taxes

No provision for U.S. federal income taxes has been made in the accompanying consolidated financial statements as each beneficial owner is responsible for reporting income (loss) based on the pro rata share of the profits or losses of the Trust. The LLC is also treated as a partnership. Generally, for both U.S. federal and state tax purposes, trusts, such as the RJO Global Trust, are treated as partnerships. The only significant differences in financial and income tax reporting basis are ongoing offering costs.

The Trust files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions. The Trust’s federal income tax returns for all tax years ended on or after December 31, 2007, remain subject to examination by the Internal Revenue Service. The Trust’s state and local income tax returns are subject to examination by the respective state and local authorities over various statutes of limitations, most ranging from three to five years from the date of filing.

Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2011
Trading Activities and Related Risks
(5)	Trading Activities and Related Risks

The Trust engages in the speculative trading of U.S. and foreign futures contracts, options, and forward contracts (collectively derivatives) through the Advisors. These derivatives include both financial and non-financial contracts held as part of a diversified trading strategy. The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures requires margin deposits with a futures commission merchant (“FCM”). Additional deposits may be necessary for any loss on contract value. The CE Act requires an FCM to segregate or secure all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other property, such as U.S. Treasury bills, deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited.

The Trust has cash on deposit with an affiliate interbank market maker in connection with its trading of forward contracts. In the normal course of business, the Trust does not require collateral from such interbank market maker. Due to forward contracts being traded in unregulated markets between principals, the Trust also assumes a credit risk, the risk of loss from counterparty non-performance.

For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

The Trust, as writer of an option, has no control over whether the underlying instrument may be sold (called) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust is a buyer of exchange-traded options. As such, the Trust pays a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Purchased options expose the Trust to a risk of loss limited to the premiums paid.

Net trading results from derivatives for the years ended December 31, 2011, 2010, and 2009 are reflected in the consolidated statements of operations and equal gain or loss from trading less brokerage commissions. Such trading results reflect the net gain or loss arising from the Trust’s speculative trading of futures contracts, options and forward contracts.

The Trust’s primary exposure to fixed income securities are defined by the U.S. Commodity Futures Trading Commission (“CTFC”) guidelines of acceptable securities for investment of segregated assets. The scope of the acceptable securities by the CTFC are defined further by the RJOIM agreement with the Trust to include but not limited to, U.S. Treasury and government agencies’ securities, purchase agreements collateralized by U.S. Treasury and government agencies, corporate debt securities, and bank debt securities. The Trust’s total investment in corporate debt securities, bank deposit securities, and certificate of deposits combined cannot exceed 40% of the Trust’s total assets.

The beneficial owners bear the risk of loss only to the extent of the market value of their respective investments.

Assets Held at Refco Capital Markets, Ltd.	12 Months Ended
Dec. 31, 2011
Assets Held at Refco Capital Markets, Ltd.
(6)	Assets Held at Refco Capital Markets, Ltd.

Effective October 31, 2005, $57,544,206 of equity and 2,273,288 in substitute units, which represented the assets held at RCM plus $1,000,000 in cash, were transferred to a Non-Trading account, as explained in Note 2(g). On December 31, 2005 the $56,544,206 of assets held at RCM were reduced by $39,580,944 for impairment to $16,963,262, or 30% of the original value of the assets. The table below summarizes all recoveries from RCM and distributions to redeemed and continuing unitholders.

Recoveries from RCM, Distributions paid by US Bank from the LLC, and effect on impaired value of assets held at RCM
	Amounts Received from		Balance of	Collections in Excess of		Cash Distributions to Non-Participating	Additional Units in Trust for Participating Owners
Date	RCM		Impaired Value	Impaired Value		Owners	Units	Dollars
12/29/06	$10,319,318		$6,643,944	$-		$4,180,958	54,914	$5,154,711
04/20/07	2,787,629		3,856,315	-		-	-	-
06/07/07	265,758		3,590,557	-		-	-	-
06/28/07	4,783,640		-	1,193,083		-	-	-
07/03/07	5,654		-	5,654		-	-	-
08/29/07	-		-	-		2,787,947	23,183	1,758,626
09/19/07	2,584,070		-	2,584,070		-	-	-
12/31/07	2,708,467		-	2,708,467		-	-	-
03/28/08	1,046,068		-	1,046,068		-	-	-
04/29/08	-		-	-		2,241,680	10,736	1,053,815
06/26/08	701,148		-	701,148		-	-	-
12/31/08	769,001		-	769,001		-	-	-
06/29/09	2,748,048		-	2,748,048		-	-	-
12/30/09	1,102,612		-	1,102,612		-	-	-
05/19/10	1,695,150		-	1,695,150		-	-	-
06/04/10	14,329,450	*	-	14,329,450	*	-	-	-
08/01/10	-		-	-		16,076,112	40,839	3,928,806
10/15/10	282,790	*	-	282,790	*	-	-	-
12/30/10	563,163	*	-	563,163	*	-	-	-
06/02/11	343,664	*	-	343,664	*	-	-	-
08/30/11	1,328,832	*	-	1,328,832	*	-	-	-
12/01/11	-		-	-		3,689,555	6,168	561,489

Totals	$48,364,462		$-	$31,401,200		$28,976,252	135,840	$12,457,447

*The collections on June 4, 2010 were from a settlement agreement reached with Cargill, Inc. and Cargill Investors Services, Inc. (together, "Cargill"). The gross collections of $15,300,000 on June 4, 2010, were reduced by $970,550, which represented Cargill's percentage of distributions, as defined in the Settlement Agreement. All subsequent collections are shown net and were reduced by Cargill's percentage of distributions at 57.25% of the gross collections.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
(7)	Fair Value Measurements

In accordance with the Fair Value Measurements Topic of the Financial Accounting Standards Board Accounting Standards Codification, the Trust established a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust’s exchange-traded futures contracts and options fall into this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts, options on forward currency contracts and fixed income securities that the Trust values using models or other valuation methodologies derived from observable market data.

Level 3 inputs are unobservable inputs for an asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of December 31, 2011 and December 31, 2010, the Trust did not have any Level 3 assets or liabilities.

An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The following table presents the Trust’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, respectively:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$212,644	$-	$-	$212,644
Forward currency positions	-	151,303	-	151,303
Purchased options on futures contracts	22,525	-	-	22,525
Fixed income securities	-	21,870,890	-	21,870,890
Total assets	235,169	22,022,193	-	22,257,362

Liabilities
Options written on futures contracts	(1,006)	-	-	(1,006)

Total fair value	$234,163	$22,022,193	$-	$22,256,356

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Unrealized gain on open contracts:
Futures positions	$1,163,684	$-	$-	$1,163,684
Forward currency positions	-	193,659	-	193,659
Purchased options on futures contracts	120,263	-	-	120,263
Fixed income securities	-	11,540,784	-	11,540,784
Total fair value	$1,283,947	$11,734,443	$-	$13,018,390

There were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

Operations	12 Months Ended
Dec. 31, 2011
Operations
(8)	Operations

Redemptions

A beneficial owner may cause any or all of his or her units to be redeemed by the Trust effective as of the last business day of any month based on the Net Asset Value per unit on such date on five business days’ written notice to NAV Consulting, Inc., the Trust’s administrator, or the Managing Owner. Payment will generally be made within 10 business days of the effective date of the redemption. Any redemption made during the first 11 months of investment is subject to a 1.5% redemption penalty, payable to the Managing Owner. Any redemption made in the twelfth month of investment or later will not be subject to any redemption penalty. The Trust’s Ninth Amended and Restated Declaration and Agreement of Trust, as amended (the “Trust Agreement”) contains a full description of redemption and distribution policies.

Subscriptions

Investors that are eligible to participate in the private offering of the Units may purchase Units in the Trust pursuant to the terms of the Trust’s Confidential Private Placement Memorandum and disclosure document (the “Memorandum”) and a signed subscription form.  The Trust Agreement and the Memorandum contain a full description of subscription policies.  An investment in the Trust does not include a beneficial interest or investment in the LLC.

Commissions

The Managing Owner and/or affiliates act as commodity brokers for the Trust through RJO. Commodity brokerage commissions are typically paid upon the completion or liquidation of a trade and are referred to as “round-turn commissions,” which cover both the initial purchase (or sale) and the subsequent offsetting sale (or purchase) of a commodity futures contract.

The Trust’s brokerage fee constitutes a “wrap fee” of 5.0% of the Trust’s month-end assets on an annual basis (0.41675% monthly) with respect to Class A units and 3.0% of the Trust’s month-end assets on an annual basis (0.25% monthly) with respect to Class B units, which covers the fees described below. “Brokerage fee” includes the following across each class of units:

Recipient	Nature of Payment	Class A Units	Class B Units
Managing Owner	Managing Owner fee	0.75%	0.75%
Selling Agent	Selling commission	2.00%	0.00%
Managing Owner	Underwriting expenses	0.35%	0.35%
Managing Owner	Clearing, NFA, and
	exchange fees (capped at)	1.57%	1.57%
Liberty Funds Group	Consulting fees	0.33%	0.33%
Totals		5.00%	3.00%

Commissions were not paid with respect to the LLC net assets.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights
(9)	Financial Highlights

The following financial highlights show the Trust’s financial performance of the Trading units for the periods ended December 31, 2011, 2010 and 2009. Total return is calculated as the change in a theoretical beneficial owner’s investment over the entire period, and is not annualized. Total return is calculated based on the aggregate return of the Trust’s Trading units taken as a whole.

	Class A				Class B
	2011	2010	2009	2011	2010	2009
Per share operating performance:
Net asset value of Trading units, beginning of period	$100.64	$102.84	$119.39	$104.75	$104.91	$119.39
Total Trading income (loss):
Trading gain (loss)	(0.27)	6.32	(7.58)	(0.28)	6.81	(7.74)
Investment income	0.20	0.16	0.08	0.22	0.17	0.08
Expenses	(9.25)	(8.68)	(9.05)	(7.71)	(7.14)	(6.82)
Trading income (loss)	(9.32)	(2.20)	(16.55)	(7.77)	(0.16)	(14.48)
Net asset value of Trading units, end of period	$91.32	$100.64	$102.84	$96.98	$104.75	$104.91

Total return:
Total return before incentive fees	(8.88)%	(1.63)%	(13.78)%	(7.08)%	0.49%	(12.05)%
Less incentive fee allocations	(0.38)%	(0.51)%	(0.08)%	(0.34)%	(0.64)%	(0.08)%
Total return	(9.26)%	(2.14)%	(13.86)%	(7.42)%	(0.15)%	(12.13)%

Ratios to average net assets:
Trading income (loss)	(10.32)%	(2.10)%	(15.12)%	(7.94)%	1.01%	(13.35)%
Expenses:
Expenses, less incentive fees	(9.30)%	(8.10)%	(8.08)%	(7.34)%	(6.19)%	(6.13)%
Incentive fees	(0.38)%	(0.51)%	(0.08)%	(0.34)%	(0.64)%	(0.08)%
Total expenses	(9.68)%	(8.61)%	(8.16)%	(7.68)%	(6.83)%	(6.21)%

The calculations above do not include activity within the Trust’s Non-Trading Accounts.

The net income and expense ratios are computed based upon the weighted average net assets for the Trust for the periods ended December 31, 2011, 2010, and 2009. The amounts are not annualized.

Cash Management Agreement with Affiliate.	12 Months Ended
Dec. 31, 2011
Cash Management Agreement with Affiliate.
(10)	Cash Management Agreement with Affiliate.

On October 6, 2010, the Managing Owner retained RJOIM, an SEC registered investment advisor and an affiliate of the Managing Owner, as cash manager. The assets managed by RJOIM are held in segregated accounts in custody by Wells Fargo Bank, N.A. RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance. As of December 31, 2011 the Trust’s deposits held by RJOIM consisted of cash of $9,596,823 and fixed income securities of $21,870,890. Advisory fees earned by RJOIM aggregated $62,625 and $13,087 for the years ended December 31, 2011 and 2010 respectively.

Derivative Instruments and Hedging Activities.	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities.
(11)	Derivative Instruments and Hedging Activities.

The Trust does not utilize hedge accounting and marks its derivatives to market through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2011

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$10,408	$-	$10,408
Currency	527,500	(350,799)	176,701
Energy	225,038	(119,410)	105,628
Indices	17,851	(47,027)	(29,176)
Interest Rates	139,768	(10,045)	129,723
Metals	72,320	(80,138)	(7,818)
	$992,885	$(607,419)	$385,466

As of December 31, 2010

	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$920,055	$(323,637)	$596,418
Currency	928,957	(507,464)	421,493
Energy	65,691	(45,099)	20,592
Indices	197,712	-	197,712
Interest Rates	117,158	(13,742)	103,416
Metals	789,173	(651,198)	137,975
	$3,018,746	$(1,541,140)	$1,477,606

The above reported fair values are included in equity in commodity Trading accounts – unrealized gain on open contracts and in purchased options and written on futures contracts on the consolidated statements of financial condition as of December 31, 2011 and 2010, respectively.

Trading gain (loss) for the following periods:

	Years Ended December 31,
Type of Futures Contracts	2011	2010	2009
Agriculture	$(1,105,067)	$1,678,921	$(1,399,288)
Currency	(1,380,681)	1,582,144	(765,584)
Energy	63,841	(1,308,951)	(983,149)
Indices	865,269	(773,614)	(680,897)
Interest Rates	935,552	2,380,917	(2,303,699)
Metals	276,344	(93,000)	1,362,579
	$(344,742)	$3,466,417	$(4,770,038)

See Note (5) for additional information on the Trust’s purpose for entering into derivatives not designed as hedging instruments and its overall risk management strategies.